                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Kensico Capital Management

Address: 200 Park Ave.
         Suite 3300
         New York, NY 10017


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter Goldsmith

Title: Manager

Phone: 212 251 3103

Signature, Place, and Date of Signing:

 /s/ Peter Goldsmith             New York, NY                    11-12-03
_____________________     ___________________________      ___________________
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

FORM 13F
Reporting Manager: KENSICO CAPITAL MANAGEMENT
September 30 2003

     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4             COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------       ------------------   ----------    --------    --------------------
                                                    VALUE        SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)       PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------    --------------   --------   --------       -------  ---  ----   ----------    --------    ----   ------   ----
AKSYS LTD                COMMON      010196103       350000      35,000                 X           KENP        350000
ALTRIA GROUP INC         COMMON      02209S103     16381200      374000                 X           KENP        374000
ARCH COAL INC            COMMON      39380100       5767937      259700                 X           KENP        259700
BERKSHIRE HATHAWAY
  INC-DEL                COMMON      84670108      16650000         222                 X           KENP           222
BIOLASE TECHNOLOGY
  INC                    OTC EQ      90911108        456400       40000                 X           KENP         40000
BROOKLINE BANCORP
  INC                    OTC EQ      11373M107       974658       65989                 X           KENP         65989
CAPITALSOURCE INC        COMMON      14055X102       700000       40000                 X           KENP         40000
CARMAX INC               COMMON      143130102      6100888      186800                 X           KENP        186800
CENTEX CORP              COMMON      152312104     19275300      247500                 X           KENP        247500
CENTURY BUSINESS
  SERVICES               OTC EQ      156490104      2617352      617300                 X           KENP        617300
CITIZENS
  COMMUNICATIONS
  CO                     COMMON      17453B101     20774372     1853200                 X           KENP       1853200
CONSECO INC              COMMON      208464883      4334400      240000                 X           KENP        240000
DICKS SPORTING
  GOODS INC              COMMON      253393102      9656124      258600                 X           KENP        258600
DOLLAR THRIFTY
  AUTOMOTIVE             COMMON      256743105      2169760       95500                 X           KENP         95500
DYCOM INDUSTRIES
  INC                    COMMON      267475101      1019500       50000                 X           KENP         50000
ECHOSTAR
  COMMUNICATIONS CO      OTC EQ      278762109     14676561      383100                 X           KENP        383100
ENDOCARE INC             OTC EQ      29264P104       133110       30600                 X           KENP         30600
ENTERASYS
  NETWORKS INC           COMMON      293637104       787800      196950                 X           KENP        196950
ERIE INDEMNITY
  CO-CL A                OTC EQ      29530P102     12351061      317508                 X           KENP        317508
ESS TECHNOLOGY
  INC.                   OTC EQ      269151106       516685       47930                 X           KENP         47930
EXULT INC                OTC EQ      302284104       935293      116330                 X           KENP         83830
GALYANS
  TRADING INC            OTC EQ      36458R101      4653240      456200                 X           KENP        256200
GEN PROBE INC            OTC EQ      36866T103     11657384      215200                 X           KENP        215200
GENESIS
  HEALTH VENTURES
  IN                     OTC EQ      37183F107     19329264      798400                 X           KENP        798400
GETTY REALTY CORP
  NEW                    COMMON      374297109      6524350      266300                 X           KENP        266300
GOODYEAR TIRE &
  RUBBER CO              COMMON      382550101      1291793      196620                 X           KENP        196620
GRUPO TMM S A
  DE CV                  COMMON      40051D105      1012440      324500                 X           KENP        324500
GSI COMMCERCE INC        OTC EQ      36238G102      7794546      781800                 X           KENP        781800
H & R BLOCK INC          COMMON       93671105     34643409      802860                 X           KENP        802860
HAEMONETICS
  CORP-MASS              COMMON      405024100      1700392       72020                 X           KENP         72020
HCA INC                  COMMON      404119109     23774700      645000                 X           KENP        645000
INTERGRAPH CORP          OTC EQ      458683109     84249672     3589675                 X           KENP       3589675
JANUS CAPITAL
  GROUP INC              COMMON      47102X105      6082538      435400                 X           KENP        435400
MED DIVERSIFIED
  INC                    OTC EQ      58401N102         1124       54840                 X           KENP         54840
MOBILE MINI INC          OTC EQ      60740F105       973500       50000                 X           KENP         50000
MOHAWK INDUSTRIES
  INC                    COMMON      608190104     12673564      177700                 X           KENP        177700
MONY GROUP INC           COMMON      615337102      4758810      146200                 X           KENP        146200
MOORE WALLACE INC        COMMON      615857109     35959512     2532360                 X           KENP       2532360
NEOFORMA INC             OTC EQ      640475505      1405000      100000                 X           KENP        100000
NEW CENTURY
  FINANCIAL
  CORP                   OTC EQ      64352D101      1418500       50000                 X           KENP         50000
NEXTEL
  COMMUNICATIONS
  INC-                   OTC EQ      65332V103     13797000      700000                 X           KENP        700000
PIER 1 IMPORTS
  INC                    COMMON      720279108     12107732      629300                 X           KENP        629300
PROVIDENT
  FINANCIAL
  SERVIC                 COMMON      74386T105       869864       45400                 X           KENP         45400
PUT AKSYS LTD
  JAN 10                 PUT OP      0101964MB        18750       10000                 X           KENP         10000
PUT BIOSITE
  INC OCT 45             PUT OP      0909453VI       420000       25000                 X           KENP         25000
PUT CTI MOLECULA
  OCT 12.50              PUT OP      22943D3XD        44800       36500                 X           KENP         36500
PUT DIGENE CORP
  DEC 30                 PUT OP      2537523XF       106875       75000                 X           KENP         75000
REEBOK
  INTERNATIONAL
  LTD                    COMMON      758110100      6679314      199800                 X           KENP        199800
RENT WAY INC             COMMON      76009U104       165879       30890                 X           KENP         30890
SEACOR SMIT INC          COMMON      811904101     17571386      485800                 X           KENP        485800
SHARPER IMAGE CORP       OTC EQ      820013100      1157500       50000                 X           KENP         50000
SHAW GROUP INC           COMMON      820280105      1210752      115200                 X           KENP        115200
SYMBOL
  TECHNOLOGIES
  INC                    COMMON      871508107      4567290      382200                 X           KENP        382200
UNITEDHEALTH
  GROUP INC              COMMON      91324P102      6059534      120420                 X           KENP        120420
